Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Goodwill [Line Items]
Beginning balance	$ 7,711	$ 7,511
Exchange difference	(22)	200
Ending balance	7,689	7,711
Accumulated impairment loss	0	0
Goodwill, net	7,689	7,711
Online Education Service
Goodwill [Line Items]
Beginning balance	5,880	5,726
Exchange difference	(17)	154
Ending balance	5,863	5,880
Accumulated impairment loss	0	0
Goodwill, net	5,863	5,880
Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) | Startup Training Service
Goodwill [Line Items]
Beginning balance	1,831	1,785
Exchange difference	(5)	46
Ending balance	1,826	1,831
Accumulated impairment loss	0	0
Goodwill, net	$ 1,826	$ 1,831